Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Profit or loss [abstract]
Revenue	$ 14,100,758	$ 13,009,507		$ 11,507,549
Cost of sales	4,520,223	4,260,842	[2]	3,983,571	[2]
Gross profit	9,580,535	8,748,665		7,523,978
Administrative expenses	2,702,876	2,367,280	[2],[3]	2,198,330	[2]
Selling expenses	3,997,917	3,460,367		2,808,030
Distribution expenses	663,812	582,237	[2]	467,350	[2]
Total operating expense	7,364,605	6,409,884	[2],[3]	5,473,710	[2]
Other expenses	529,722
Divestment of subsidiaries				(21,862)
Operating income	1,686,208	2,338,781		2,028,406
Financing income (cost):
Interest expense	(639,705)	(827,812)	[3]	(543,321)
Interest income	22,818	45,056		28,689
Unrealized gain (loss) in valuation of derivative financial instruments	156,766	(32,591)		(43,522)
Foreign exchange gain	330,249	267,363		254,198
Foreign exchange loss	(375,554)	(374,210)		(337,566)
Total financing income (cost)	(505,426)	(922,194)		(641,522)
Income before income taxes	1,180,782	1,416,587	[3]	1,386,884
Income taxes:
Current	752,566	645,521		533,522
Deferred	(283,306)	(265,498)	[3]	(16,602)
Total income taxes	469,260	380,023		516,920
Net income for the year	711,522	1,036,564	[3]	869,964
Net income for the year attributable to:
Owners of the Group	711,728	1,039,287		872,557
Non-controlling interest	(206)	(2,723)		(2,593)
Net income for the year	711,522	1,036,564	[3]	869,964
Items that are or may be reclassified subsequently to profit or loss:
Effect of foreign currency conversion	(16,711)	(4,349)		(8,653)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of taxes	11,829	(22,360)		15,585
Total comprehensive income for the year	706,640	1,009,855		876,896
Comprehensive income for the year attributable to:
Owners of the Group	706,846	1,012,578		879,489
Non-controlling interest	(206)	(2,723)		(2,593)
Total comprehensive income for the year	$ 706,640	$ 1,009,855		$ 876,896
Basic earnings per common share (pesos) (in Pesos per share and Dollars per share)	$ 19.11	$ 27.9	[4]	$ 23.42
Diluted earnings per common share (pesos) (in Pesos per share and Dollars per share)		$ 27.89	[4]	$ 23.41

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the consolidated statement of profit or loss and other comprehensive income for the years 2023 and 2022, resulting from the recognition in the cost of sales of direct labor expenses and the corresponding proportion of indirect variable and fixed costs, allocated based on normal operating capacity, which were erroneously classified in administrative and distribution expenses from Jafra Mexico segment. These reclassifications had no effect on inventory balances because the error was identified only in the correct presentation of expenses within cost of sales in the Consolidated statement of profit or loss and other comprehensive income.
[3]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.
[4]	Restatement of basic and diluted earnings per share in fiscal year 2023, derived from the lease adjustment mentioned in section a), where basic and diluted earnings suffered a decrease of Ps.0.28 and Ps.0.27 cents per share respectively.